Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative Financial Instruments
11. DERIVATIVE FINANCIAL INSTRUMENTS
a) Use of derivatives
The Santander UK group undertakes derivative activities primarily to provide customers with risk management solutions and to manage and hedge the Santander UK group’s own risks.
The Santander UK group’s derivative activities do not give rise to significant open positions in portfolios of derivatives. Any residual position is managed to ensure that it remains within acceptable risk levels, with matching transactions being used to achieve this where necessary. When entering into derivatives, the Santander UK group employs the same credit risk management procedures to assess and approve potential credit exposures that are used for traditional lending.
For information on how the Santander UK group is managing the transition to alternative benchmark interest rates, see ‘Managing
L
IBOR transition’ in the Banking market risk section of the Risk review.
b) Analysis of derivatives
The
table below includes the
notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	Group
	2019			2018
		Fair value			Fair value
	Notional amount £m	Assets £m	Liabilities £m	Notional amount £m	Assets £m	Liabilities £m
Derivatives held for trading:
Exchange rate contracts	14,249	136	199	14,165	455	351
Interest rate contracts	47,045	754	566	79,522	1,455	1,326
Equity and credit contracts	2,583	292	167	2,854	278	168

Total derivatives held for trading	63,877	1,182	932	96,541	2,188	1,845

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,482	166	2	3,010	357	—
Interest rate contracts	94,550	1,022	1,488	86,422	1,065	1,315

	96,032	1,188	1,490	89,432	1,422	1,315

Designated as cash flow hedges:
Exchange rate contracts	28,502	2,023	462	33,901	3,537	200
Interest rate contracts	17,451	184	35	18,808	46	102
Equity derivative contracts	49	0	4	69	—	4

	46,002	2,207	501	52,778	3,583	306

Total derivatives held for hedging	142,034	3,395	1,991	142,210	5,005	1,621

Derivative netting (1)		(1,214)	(1,214)		(1,872)	(1,872)

Total derivatives	205,911	3,363	1,709	238,751	5,321	1,594

(1)
Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £222m (2018: £9m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £629m (2018: £354m).

For information about the impact of netting arrangements on derivative assets and liabilities in the table above, see Note 39. The reduction in the notional value of interest rate derivatives held for trading reflected the completion of a series of derivative trade compressions to reduce our gross LIBOR exposure.

The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
2019	Traded on recognised exchanges £m	Settled by central counterparties £m	Not settled by central counterparties £m	Total £m	Traded on recognised exchanges £m	Traded over the counter £m	Traded on recognised exchanges £m	Traded over the counter £m
Exchange rate contracts	0	0	44,233	44,233	0	2,325	0	663
Interest rate contracts	0	131,538	27,508	159,046	0	747	0	876
Equity and credit contracts	0	0	2,632	2,632	0	291	0	170

	0	131,538	74,373	205,911	0	3,363	0	1,709

2018
Exchange rate contracts	—	—	51,076	51,076	—	4,349	—	551
Interest rate contracts	—	154,106	30,646	184,752	—	694	—	871
Equity and credit contracts	—	—	2,923	2,923	—	278	—	172

	—	154,106	84,645	238,751	—	5,321	—	1,594

c) Analysis of derivatives designated as hedges
The Santander UK group applies hedge accounting on both a fair value and cash flow basis depending on the nature of the underlying exposure. We establish the hedge ratio by matching the notional of the derivative with the underlying position being hedged. Only the designated risk is hedged and therefore other risks, such as credit risk are managed but not hedged. For interest rate hedges, the designated hedged risk is determined with reference to the underlying benchmark rate.
Fair value hedges
Portfolio hedges of interest rate risk
Santander UK holds various portfolios of fixed rate assets and liabilities which expose it to changes in fair value due to movements in market interest rates. We manage these exposures by entering into interest rate swaps. Each portfolio contains assets or liabilities that are similar in nature and share the risk exposure that is designated as being hedged.

The interest rate risk component is the change in fair value of fixed rate instruments for changes in the designated benchmark rate. Such changes are usually the largest component of the overall change in fair value. Separate hedges are maintained for each underlying currency. Effectiveness is assessed by comparing changes in fair value of the hedged item attributable to changes in the designated benchmark interest rate, with changes in the fair value of the interest rate swaps.
The Santander UK group is exposed to changes in fair value of financial assets and liabilities due to movements in market interest rates and / or FX rates. These exposures arise from holding either fixed rate assets and liabilities or non-GBP
denominated assets and liabilities. These exposures are managed by entering into interest rate swaps and cross currency swaps.
Micro hedges of interest rate risk and foreign currency risk
Santander UK accesses international markets to obtain funding, issuing fixed rate debt in its functional currency and other currencies. We are therefore exposed to changes in fair value due to changes in market interest rates and/or foreign exchange rates, principally in USD and EUR, which we mitigate through the use of receive fixed/pay floating rate interest rate swaps and/or receive fixed/pay floating rate cross currency swaps.
The interest rate risk component is the change in fair value of the fixed rate debt due to changes in the benchmark LIBOR rate. The foreign exchange component is the change in the fair value of the fixed rate debt issuance due to changes in foreign exchange rates prevailing from the time of execution. Effectiveness is assessed by using linear regression techniques to compare changes in the fair value of the debt caused by changes in the benchmark interest rate and foreign exchange rates, with changes in the fair value of the interest rate swaps and/or cross currency swaps.
Cashflow hedges
Hedges of interest rate risk
Santander UK manages its exposure to the variability in cash flows of floating rate assets and liabilities attributable to movements in market interest rates by entering into interest rate swaps. The interest rate risk component is determined with reference to the underlying benchmark rate attributable to the floating rates asset or liability. Designated benchmark rates referenced are currently SONIA or LIBOR. Effectiveness is assessed by comparing changes in the fair value of the interest rate swap with changes in the fair value of the hedged item attributable to the hedged risk, applying a hypothetical derivative method using linear regression techniques.
Hedges of foreign currency risk
As Santander UK obtains funding in international markets, we assume significant foreign currency risk exposure, mainly in USD and EUR. In addition, the Santander UK group also holds debt securities for liquidity purposes which assumes foreign currency exposure, principally in JPY.
Santander UK manages the exposures to the variability in cash flows of foreign currency denominated assets and liabilities to movements in foreign exchange rates by entering into either foreign exchange contracts (spot, forward and swaps) or cross currency swaps. These instruments are entered into to match the cash flow profile and maturity of the estimated interest and principal repayments of the hedged item.
The foreign currency risk component is the change in cash flows of the foreign currency debt arising from changes in the relevant foreign currency forward exchange rate. Such changes constitute a significant component of the overall changes in cash flows of the instrument. Effectiveness is assessed by comparing changes in the fair value of the cross currency or foreign exchange swaps with changes in the fair value of the hedged debt attributable to the hedged risk applying a hypothetical derivative method using linear regression techniques.
Equity risk on cash settled share-based transactions
Santander Equity Investments Limited (SEIL) offers employees the chance to buy shares in Banco Santander SA at a discount under Sharesave schemes. This exposes Santander UK to equity price risk. The equity risk is managed by purchasing share options which allow Santander UK to buy shares at a fixed price. These instruments are entered into to match the amount of employee share options expected to be exercised.
The equity price risk is the change in cash flows arising from the change in share price over time. Santander UK established the hedge ratio by matching the notional of the derivative with the notional of the employee share options being hedged. Effectiveness is assessed by comparing the changes in fair value of the share options with changes in the fair value of the employee share options by using a hypothetical derivative method.
LIBOR Reform
As described above, the Santander UK group designates both fair value and cash flow hedges with reference to the underlying benchmark rate. Where these benchmark rates are subject to uncertainty as a result of LIBOR reform (as explained in Note 1) we have early adopted the amendments to IAS 39 which provide temporary relief from applying specific hedge accounting requirements to those affected hedge relationships. Hedge relationships that are impacted comprise fair value hedges where fixed rate exposures are hedged to a benchmark rate subject to reform and cash flow hedges, where future hedged cash flows are benchmarked to interest rates impacted by the reform. It is assumed that the cash flows will remain highly probable and that the hedge relationship will remain highly effective. The table below shows the notional value of hedging instruments by benchmark interest rate impacted by the reform.

	Group
2019	GBP LIBOR £m	USD LIBOR £m	Other £m	Total £m
Total notional value of hedging instruments:
- Cash flow hedges	23,396	8,001	0	31,397
- Fair value hedges	53,244	5,070	1,187	59,501

	76,640	13,071	1,187	90,898

Maturing after 31 December 2021:
- Cash flow hedges	11,773	2,644	0	14,417
- Fair value hedges	16,455	1,897	740	19,092

	28,228	4,541	740	33,509

Hedge effectiveness measurement and possible sources of hedge ineffectiveness
Hedge effectiveness is assessed by using either dollar offset or linear regression techniques to compare changes in the fair value of the hedged item attributable to changes in the designated hedged risk and the hedging instrument. For cash flow hedges, a hypothetical derivative method is used to model the cash flows of the hedged item.
Possible sources of hedge ineffectiveness arise from differences in discounting and timing of cash flows between the hedged item and hedging instrument, basis risk, hedging derivatives with a non-zero
fair value upon designation and counterparty credit risk.
Maturity profile and average price/rate of hedging instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

		Group
2019	Hedging Instruments	≤ 1 month		>1 and ≤ 3 months	>3 and ≤ 12 months	>1 and ≤ 5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts – No tio nal amount (£m)	4,354		5,804	27,405	43,652	13,099	94,314
	Average fixed interest rate – GBP	0.77%		0.90%	0.88%	1.33%	3.00%
	Average fixed interest rate – EUR	(0.41	) %	0.29%	2.21%	1.36%	2.36%
	Average fixed interest rate – USD	0		1.54%	1.99%	2.69%	4.56%

Interest rate/FX risk	Exchange rate contracts – No tio nal amount (£m)	0		755	0	317	410	1,482
	Interest rate contracts – No tio nal amount (£m)	0		0	0	18	218	236

	Average GBP – EUR exchange rate	0		0	0	1.1781	1.1603
	Average GBP – USD exchange rate	0		1.5110	0	0	0

	Average fixed interest rate – EUR	0		0	0	3.52%	2.12%
	Average fixed interest rate – USD	0		2.38%	0	0	0

Cash flow hedges:
Interest rate risk	Interest rate contracts – No tio nal amount (£m)	0		339	1,066	4,671	500	6,576

	Average fixed interest rate – GBP	0		0.76%	0.82%	1.46%	0.40%

FX risk	Exchange rate contracts – No tio nal amount (£m)	1,187		2,119	3,758	5,217	0	12,281
	Interest rate contracts – No t io nal amount (£m)	0		0	0	755	0	755

	Average GBP – JPY exchange rate	0		145.9275	143.0857	140.8152	0
	Average GBP – EUR exchange rate	0		1.1444	1.1167	1.1526	0
	Average GBP – USD exchange rate	1.2856		1.2624	1.2925	1.2991	0

Equity risk	Equity derivative contracts – No tio nal amount (£m)	0		0	7	41	1	49

Interest rate/FX risk	Exchange rate contracts – No tio nal amount (£m)	812		0	3,367	8,009	4,033	16,221
	Interest rate contracts – No tio nal amount (£m)	0		0	3,121	4,829	2,170	10,120

	Average GBP – EUR exchange rate	1.2742		0	1.1689	1.3114	1.2090
	Average GBP – USD exchange rate	0		0	1.5357	1.5811	1.4499

	Average fixed interest rate – GBP	2.49%		0	2.16%	2.87%	2.96%

2018
Fair value hedges:
Interest rate risk	Interest rate contracts – No tio nal amount (£m)	6,162		8,411	14,611	39,508	15,652	84,344

	Average fixed interest rate – GBP	0.63%		0.79%	1.06%	1.59%	2.85%
	Average fixed interest rate – EUR	(0.22)%		0.67%	0.91%	1.09%	1.26%
	Average fixed interest rate – USD	1.51%		1.31%	1.34%	2.68%	2.18%

Interest rate/FX risk	Exchange rate contracts – No tio nal amount (£m)	392		1,295	—	1,101	222	3,010
	Interest rate contracts – No tio nal amount (£m)	392		1,295	—	90	301	2,078

	Average GBP – EUR exchange rate	—		—	—	1.1827	1.1682
	Average GBP – USD exchange rate	1.5800		1.3325	—	1.5110	—

	Average fixed interest rate – EUR	—		—	—	3.89%	3.92%
	Average fixed interest rate – USD	3.62%		2.50%	—	2.38%	7.95%

Cash flow hedges:
Interest rate risk	Interest rate contracts – No tio nal amount (£m)	—		1,715	1,991	3,100	—	6,806

	Average fixed interest rate – GBP	—		0.73%	0.73%	1.33%	—
FX risk	Exchange rate contracts – No tio nal amount (£m)	3,916		2,552	2,961	5,596	—	15,025
	Interest rate contracts – No tio nal amount (£m)	—		—	—	785	—	785

	Average GBP – JPY exchange rate	—		147.2149	146.3718	145.3191	—
	Average GBP – EUR exchange rate	—		—	1.2803	1.1349	—
	Average GBP – USD exchange rate	1.3035		1.3067	1.3099	1.3049	—

Equity risk	Equity derivative contracts – No tio nal amount (£m)	—		—	37	32	—	69

Interest rate/FX risk	Exchange rate contracts – No tio nal amount (£m)	—		—	1,773	11,481	5,622	18,876
	Interest rate contracts – No tio nal amount (£m)	—		—	784	7,562	2,871	11,217

	Average GBP – EUR exchange rate	—		—	1.2523	1.2707	1.2167
	Average GBP – USD exchange rate	—		—	1.6333	1.5447	1.5109

	Average fixed interest rate – GBP	—		—	2.34%	2.66%	2.90%

Net gains or losses arising from fair value and cash flow hedges included in net trading and other income

	Group
	2019 £m	2018 £m	2017 £m
Fair value hedging:
(Losses)/gains on hedging instruments	(360)	4	56
Gains/(losses) on hedged items attributable to hedged risks	414	75	(2)

Fair value hedging ineffectiveness	54	79	54
Cash flow hedging ineffectiveness	(46)	(45)	(49)

	8	34	5

Hedge ineffectiveness can be analysed by risk category as follows:

	Group
	2019			2018
	Change in FV of hedging instruments £m	Change in FV of hedged items £m	Recognised in income statement £m	Change in FV of hedging instruments £m	Change in FV of hedged items £m	Recognised in income statement £m
Fair value hedges:
Interest rate risk	(264)	284	20	26	15	41
Interest rate/FX risk	(96)	130	34	(22)	60	38

	(360)	414	54	4	75	79

		Group
		2019				2018
		Hedging Instruments				Hedging Instruments
	Income statement line item affected by reclassification	Change in FV £m	Recognised in OCI £m	Recognised in income statement £m	Reclassified from reserves to income £m	Change in FV £m	Recognised in OCI £m	Recognised in income statement £m	Reclassified from reserves to income £m
Cash flow hedges:
Interest rate risk	Net interest income	34	(33)	1	13	20	(14)	6	26
FX risk	Net interest income/net trading and other income	(333)	329	(4)	(316)	17	(19)	(2)	9
Equity risk	Operating expenses	(7)	7	0	(9)	(16)	16	—	(10)
Interest rate/FX risk	Net interest income/net trading and other income	(604)	561	(43)	(709)	722	(771)	(49)	726

		(910)	864	(46)	(1,021)	743	(788)	(45)	751

In 2019, cash flow hedge accounting of £4m (2018: £12m)
had to cease due to foreign currency denominated cash flows relating to IT project expenditure no longer being expected to occur.
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

	Group
	2019 £m	2018 £m
Balance at 1 January	322	285
Effective portion of changes in fair value:
- Interest rate risk	33	14
- Foreign currency risk	(329)	19
- Equity risk	(7)	(16)
- Interest rate/foreign currency risk	(561)	771

	(864)	788

Income statement transfers:
- Interest rate risk	(13)	(26)
- Foreign currency risk	316	(9)
- Equity risk	9	10
- Interest rate/foreign currency risk	709	(726)

	1,021	(751)

Balance at 31 December	479	322

Hedged exposures
Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

	Group
	2019					2018
	Carrying value £m	Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness £m	Carrying value £m	Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness £m
		Hedged item £m	Portfolio hedge of interest rate risks £m	Of which Discontinued hedges £m			Hedged item £m	Portfolio hedge of interest rate risks £m	Of which Discontinued hedges £m
Fair value hedges
Interest rate risk:
Loans and advances to customers	43,098	0	870	630	258	42,075	—	638	729	(149)
Other financial assets at amortised cost	6,627	0	142	121	83	6,640	—	59	—	59
Reverse repos – non trading	17,121	0	(2)	0	(2)	10,954	—	—	—	—
Other financial assets at FVOCI	5,944	102	0	82	125	7,429	10	—	123	(46)
Deposits by customers	(6,261)	0	4	0	3	(702)	—	1	—	—
Deposits by banks	(517)	(16)	0	(17)	(1)	(516)	(15)	—	(23)	9
Debt securities in issue	(11,782)	(388)	(166)	(311)	(163)	(11,920)	(199)	(191)	(369)	121
Subordinated liabilities	(707)	(181)	(48)	(204)	(19)	(694)	(161)	(52)	(223)	21
Interest rate/FX risk:
Other financial assets at FVOCI	241	3	0	0	(4)	18	—	—	—	—
Debt securities in issue	(1,396)	(135)	0	(122)	136	(3,192)	(170)	—	(179)	37
Subordinated liabilities	7	7	0	7	(2)	9	9	—	9	23

	52,375	(608)	800	186	414	50,101	(526)	455	67	75

		Group
		2019			2018
	Hedged item balance sheet line item	Change in value to calculate hedge ineffectiveness £m	Cash flow hedge reserve £m	Balances on cash flow hedge reserve for discontinued hedges £m	Change in value to calculate hedge ineffectiveness £m	Cash flow hedge reserve £m	Balances on cash flow hedge reserve for discontinued hedges £m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	(34)	21	(11)	(19)	(4)	(2)
	Loans and advances to banks	(2)	0	0	—	(2)	—
	Deposits by banks	3	(2)	0	6	(1)	—
	Debt securities in issue	0	0	0	(1)	—	—
FX risk:	Other financial assets at FVOCI	(122)	3	0	199	(1)	—
	Not applicable – highly probable forecast transactions	267	2	0	(1)	—	—
	Deposits by customers	3	0	0	—	—	—
	Deposits by banks	4	0	0	—	—	—
	Debt securities in issue	177	(3)	0	(217)	21	3
Equity risk:	Other liabilities	7	(2)	(1)	16	(3)	(2)
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	630	280	20	(564)	233	50
	Subordinated liabilities/loans and advances to customers	(69)	180	0	(207)	79	—

		864	479	8	(788)	322	49